Share Capital and Reserves (Tables)	12 Months Ended
Mar. 31, 2019
Miscellaneous equity [abstract]
Schedule of Share Purchase Warrant

The following common share purchase warrants were outstanding at March 31, 2019 and 2018:

	Exercise price	March 31, 2019	March 31, 2018
Issued pursuant to the 2016 Loan (i)	$0.08	5,000,000	5,000,000
Total		5,000,000	5,000,000

(i)	2016 loan warrants

In November 2016, 10,000,000 share purchase warrants were issued pursuant to the 2016 Loan (note 8(a)). The fair value of these warrants at issue was determined to be $607,406 at $0.06 per warrant using the Black-Scholes model and based on the following assumptions: risk-free rate of 0.79%; expected volatility of 135%; underlying market price of $0.08; expiry term of 3 years; and, dividend yield of nil.

In September 2017, 5,000,000 of these warrants were exercised leaving 5,000,000 of these warrants outstanding.

(ii)	2015 loan warrants

In September 2015, 5,555,555 share purchase warrants were issued pursuant to the 2015 Loan (note 8(b)). The fair value of these warrants at issue was determined to be $322,143 at $0.06 per warrant using the Black-Scholes model and based on the following assumptions: risk-free rate of 0.51%; expected volatility of 130%; underlying market price of $0.09; expiry term of 2 years; and, dividend yield of nil.